Cover	Sep. 15, 2026
Cover [Abstract]
Entity Registrant Name	UPEXI, INC.
Entity Central Index Key	0001775194
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 15, 2026
Entity File Number	001-40535
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	83-3378978
Entity Address Address Line 1	3030 N. Rocky Point Drive
Entity Address Address Line 2	Suite 420
Entity Address City Or Town	Tampa
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33607
City Area Code	727
Local Phone Number	287-2800
Security 12b Title	Common Stock, par value $0.00001
Trading Symbol	UPXI
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false